Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated amortization on deferred finance costs	$ 11,034	$ 0
Accumulated amortization on intangible assets	38,355	17,434
Allowance for Doubtful Accounts Receivable, Current		$ 10,000	$ 0
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	12,500,000	12,500,000	0
Common Stock, shares issued	1,611,230	966,227	0
Common Stock, shares outstanding	1,611,230	966,227	0
Series A Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0000	$ 0.0001
Preferred stock, shares authorized		0	2,958,786
Preferred stock, shares issued		0	762,907
Preferred stock, shares outstanding		0	762,907
Preferred stock, liquidation preference		$ 0	$ 1,070,473
Series A-1 Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0000	$ 0.0001
Preferred stock, shares authorized		0	3,609,326
Preferred stock, shares issued		0	778,307
Preferred stock, shares outstanding		0	778,307
Preferred stock, liquidation preference		$ 0	$ 2,221,992
Series A-2 Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0	$ 0.0001
Preferred stock, shares authorized		0	13,099,885
Preferred stock, shares issued		0	12,259,334
Preferred stock, shares outstanding		0	12,259,334
Preferred stock, liquidation preference		$ 0	$ 10,674,017
Series A Common Stock [Member]
Common Stock, par value		$ 0.0000	$ 0.0001
Common Stock, shares authorized		0	24,832,003
Common Stock, shares issued		0	504,270
Common Stock, shares outstanding		0	504,270
Series B Non-Voting Common Stock [Member]
Common Stock, par value		$ 0.0000	$ 0.0001
Common Stock, shares authorized		0	500,000
Common Stock, shares issued		0	500,000
Common Stock, shares outstanding		0	500,000
Izea Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0000
Preferred stock, shares authorized	240	240	0
Preferred stock, shares issued	5	230	0
Preferred stock, shares outstanding	5	230	0